Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total	$ 17,117	$ 17,435	$ 14,667
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	11,973	11,401
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	4,529	5,361
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	0	673
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	2,101	1,441
Cash and Cash Equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	2,101	1,441
Mutual funds/Investment funds
Defined Benefit Plan Disclosure [Line Items]
Total	6,063	5,617
Mutual funds/Investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	5,797	5,473
Mutual funds/Investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	266	144
Common stocks
Defined Benefit Plan Disclosure [Line Items]
Total	4,284	5,082
Common stocks | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	3,103	3,880
Common stocks | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,181	1,202
U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Total	514	288
U.S. Government agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	514	288
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	971	1,313
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	971	1,313
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	1,597	1,043
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,597	1,043
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Not Subject to Fair Value Hierarchy	615
Total	1,587	2,651
Alternative investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	972	607
Alternative investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0	1,371
Alternative investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total		$ 673